Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income	$ 148,512	$ 57,690	$ 107,371
Other Comprehensive Income (Loss), net of tax:
Unrealized Gain (Loss) on Marketable Securities and Investments, net	(1,763)	(1,751)	(2,668)
Foreign Currency Translation Adjustment Gain (Loss), net	(17,531)	(16,287)	(9,543)
Other Comprehensive Income (Loss)	(19,294)	(18,038)	(12,211)
Comprehensive Income	129,218	39,652	95,160
Comprehensive Income Attributable to Noncontrolling Interest	37,247	10,941	17,889
Comprehensive Income Attributable to Evercore Inc.	$ 91,971	$ 28,711	$ 77,271